Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayment and other current assets, net
Deductible VAT	¥ 355			¥ 382
Deposits	4,504			6,592
Receivables due from third-party online payment platforms	844			640
Staff advances	195			1,111
Receivable from borrowers for the guarantee payment to commercial bank	18,212			18,218
Others	2,199			12,318
Less: provisions for prepayment and other current assets	(18,212)			(23,275)
Total prepayment and other current assets, net	8,097		$ 1,114	¥ 15,986
Provisions for prepayment and other current assets	0	¥ 3,360
Reversed provision for prepayment and other current assets	¥ 6	¥ 0